Financial assets, Non-current and current financial investments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Financial assets [Abstract]
Fair Value through OCI (Investment in Ten West link)	$ 12,459	$ 15,959
Derivative assets (Note 9)	75,162	89,806
Other receivable accounts at amortized cost	70,699	70,472
Total non-current financial assets	158,320	176,237
Contracted concessional financial assets	179,450	186,841
Derivative assets (Note 9)	6,236	7,575
Other receivable accounts at amortized cost	1,068	1,477
Total current financial assets	$ 186,754	$ 195,893